Earn-out Shares Liability	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Earn-out Shares Liability	Earn-out Shares Liability
The Company has a contingent obligation to issue 540,000 shares (the “Earn-out Shares”) of Common Stock and grant 8,700 restricted stock units (“Earn-out RSUs”) to certain stockholders and employees upon the achievement of certain market share price milestones within specified periods following the Business Combination on August 20, 2021.
As adjusted for Xos’ 1-for-30 reverse stock split that occurred on December 6, 2023, the Earn-out Shares will be issued in tranches based on the following conditions:
i.If the volume-weighted average closing share price (“VWAP”) of the Common Stock equals or exceeds $420.00 per share for any 10 trading days within any consecutive 20-trading day period between the merger closing date and the five year anniversary of such closing date (“Earn-out Period”), then the Company is required to issue an aggregate of 180,000 shares (“Tranche 1 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 1 Earn-out Shares when the value per share of the Company is equal to or greater than $420.00 per share, but less than $600.00. If there is a change in control where the value per share of common stock is less than $420.00, then the Earn-out Shares shall terminate prior to the end of the Earn-out Period and no common stock shall be issuable.
ii.If the VWAP of the Common Stock equals or exceeds $600.00 per share for any 10 trading days within any consecutive 20-trading day period during the Earn-out Period, then the Company is required to issue an aggregate of 180,000 shares (“Tranche 2 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 2 Earn-out Shares when the value per share of the Company is equal to or greater than $600.00 per share, but less than $750.00.
iii.If the VWAP of the Common Stock equals or exceeds $750.00 per share for any 10 trading days within any consecutive 20-trading day period during the Earn-out Period, then the Company is required to issue an aggregate of 180,000 shares (“Tranche 3 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 3 Earn-out Shares when the value per share of the Company is equal to or greater than $750.00 per share.
Pursuant to the guidance under ASC 815, Derivatives and Hedging, the right to Earn-out Shares was classified as a Level 3 fair value measurement liability, and the increase or decrease in the fair value during the reporting period is recognized in the consolidated statements of operations accordingly. The fair value of the Earn-out Shares liability was estimated using the Monte Carlo simulation of the stock prices based on historical and implied market volatility of a peer group of public companies.
As of December 31, 2023 and 2022, the fair value of the Earn-out Shares liability was estimated to be $39,000 and $0.6 million, respectively. The Company recognized a gain on the change in fair value in Earn-out Shares liability of $0.5 million and $28.7 million in its consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022, respectively.
The allocated fair value to the Earn-out RSU component, which is covered by ASU 718, Compensation — Stock Compensation, is recognized as stock-based compensation expense over the vesting period commencing on the grant date of the award.
Earn-out Shares Liability
The Company has a contingent obligation to issue 540,000 shares (the “Earn-out Shares”) of Common Stock and grant 8,700 restricted stock units (“Earn-out RSUs”) to certain stockholders and employees upon the achievement of certain market share price milestones within specified periods following the Business Combination on August 20, 2021.
As adjusted for Xos’ 1-for-30 reverse stock split that occurred on December 6, 2023, the Earn-out Shares will be issued in tranches based on the following conditions:
i.If the volume-weighted average closing share price (“VWAP”) of the Common Stock equals or exceeds $420.00 per share for any 10 trading days within any consecutive 20-trading day period between the Merger closing date and the five year anniversary of such closing date (“Earn-out Period”), then the Company is required to issue an aggregate of 180,000 shares (“Tranche 1 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 1 Earn-out Shares when the value per share of the Company is equal to or greater than $420.00 per share, but less than $600.00. If there is a change in control where the value per share of common stock is less than $420.00, then the Earn-out Shares shall terminate prior to the end of the Earn-out Period and no Common Stock shall be issuable.
ii.If the VWAP of the Common Stock equals or exceeds $600.00 per share for any 10 trading days within any consecutive 20-trading day period during the Earn-out Period, then the Company is required to issue an aggregate of 180,000 shares (“Tranche 2 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 2 Earn-out Shares when the value per share of the Company is equal to or greater than $600.00 per share, but less than $750.00.
iii.If the VWAP of the Common Stock equals or exceeds $750.00 per share for any 10 trading days within any consecutive 20-trading day period during the Earn-out Period, then the Company is required to issue an aggregate of 180,000 shares (“Tranche 3 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 3 Earn-out Shares when the value per share of the Company is equal to or greater than $750.00 per share.
Pursuant to the guidance under ASC 815, Derivatives and Hedging, the right to Earn-out Shares was classified as a Level 3 fair value measurement liability, and the increase or decrease in the fair value during the reporting period is recognized in the condensed consolidated statement of operations accordingly. The fair value of the Earn-out Shares liability was estimated using the Monte Carlo simulation of the stock prices based on historical and implied market volatility of a peer group of public companies.
As of June 30, 2024 and December 31, 2023, the fair value of the Earn-out Shares liability was estimated to be $6,000 and $39,000, respectively. The Company recognized a gain on the change in fair value in Earn-out Shares liability of $33,000 and $0.5 million in its condensed consolidated statements of operations and comprehensive loss during the six months ended June 30, 2024 and 2023, respectively. The Company recognized a gain of $36,000 and a gain of $0.6 million during the three months ended June 30, 2024 and 2023, respectively.
The allocated fair value to the Earn-out RSU component, which is covered by ASU 718, Compensation — Stock Compensation, is recognized as stock-based compensation expense over the vesting period commencing on the grant date of the award.